LOANS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about borrowings [abstract]
Schedule of Loans Outstanding
Balance, December 31,
2020	2019	Currency	Terms
CAD $	CAD $
1,505,038	731,606	USD	Unsecured, due on demand
1,817,141	148,158	Colombian Pesos	Unsecured, due on demand
79,567	—	Colombian Pesos	Unsecured, repayable monthly until May 2023
150,984	—	Colombian Pesos	Unsecured, repayable monthly until December 2023
31,857	32,545	Argentine Pesos	Unsecured, due on demand
—	350,746	Argentine Pesos	Unsecured, due January 2020
3,584,587	1,263,055

3,440,732	1,263,055	Current portion of loans payable
143,855	—	Long term portion of loans payable
3,584,587	1,263,055